SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of revenue by geographic segmentation	The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2024		2023
Canada	$96,593	17%	$80,460	15%
United States	314,179	55%	296,520	58%
Austria	73,521	13%	63,825	12%
Germany	41,050	7%	38,800	7%
Netherlands	43,796	8%	41,645	8%
	$569,139	100%	$521,250	100%

Schedule of investment properties by geographic segmentation

Investment Properties
As at December 31,	2024		2023
Canada	$2,111,977	22%	$2,018,661	23%
United States	5,043,622	54%	4,593,136	52%
Austria	834,554	9%	819,002	9%
Germany	625,670	7%	612,350	7%
Netherlands	781,463	8%	764,990	9%
	$9,397,286	100%	$8,808,139	100%